BANK LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2019
Secured loan [Abstract]
BANK LOANS AND OTHER BORROWINGS
25	BANK LOANS AND OTHER BORROWINGS

	2019	2018
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	131,231	114,456
Other borrowings	34,013	-
	165,244	114,456

Analysed between:
Current portion	20,696	18,323
Non-current portion	144,548	96,133
	165,244	114,456

Interest payable (included in bank loans)	943	886

Non-current bank loans and other borrowings are estimated to be payable as follows:

Within 2 to 5 years	144,548	96,133

Bank loans

i.	$100.0 million senior secured credit facility

The facility bears interest at London Interbank Offered Rate (“LIBOR”) plus 2.95% per annum and is made up of two tranches. Tranche A and B are repayable quarterly commencing 16 August 2018 and mature on 15 May 2022 and 15 May 2023 respectively, with the option to extend for a further two years. Facility fees of $1,750,000 were payable to the lender upon signing the new loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2019, the outstanding balance in relation to this facility is $49,088,000, net of $1,180,000 facility fees (2018: $87,741,000, net of $1,530,000 facility fees).

ii.	$27.0 million senior secured credit facility

The facility bears interest at LIBOR plus 2.65% per annum, was fully drawn down in 2016 and is repayable quarterly, commencing 11 April 2017 and matures on January 11, 2021, with the option to extend for a further two years. As at 31 December 2019, the outstanding balance in relation to this facility is $
19,067,000
(2018: $21,027,000).

iii.	$6.3 million senior secured credit facility

The facility bears interest at LIBOR plus 2% per annum and is repayable quarterly, commencing on 6 September 2018 and matures on 6 June 2023. Facility fees of $32,000 were payable to the lender upon signing the new loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2019, the outstanding balance in relation to this facility is $4,421,000, net of $22,000 facility fees (2018: $5,688,000, net of $28,000 facility fees).

iv.	$29.9 million senior secured credit facility

The facility bears interest at LIBOR plus 3.2% per annum and is repayable quarterly, commencing on 24 April 2019 and matures on
21 December 2023.
 Facility fees of $373,000 were payable to the lender upon drawdown of the loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2019, the outstanding balance in relation to this facility is $27,776,000, net of $304,000 facility fees.

v.	Combined $31.4 million senior secured credit facility

On 29 July 2019, the Group entered into two term facilities, each for an amount up to $15,720,000 to finance the acquisition of two supramax newbuildings. The facilities bear interest at LIBOR plus 2% per annum and is repayable quarterly, commencing on 5 November 2019 and 20 December 2019 and matures on 5 August 2026 and 2
4
 September 2026. Facility fees of $78,600 were payable to the lender upon drawdown of each loan agreement. These were recorded as transaction costs to the loan account to the extent the loan was drawn down. As at 31 December 2019, the outstanding balances in relation to these facilities are $30,879,000, net of $149,000 facility fees.

The bank loans are secured on cash and certain ships owned by the Group.  The cash pledged and the carrying value of the ships under security charge as at 31 December 2019 is $
12,778,000
(2018: $13,765,000) and $
265,874,000
(2018: $242,445,000) respectively. In addition, there are charges over the relevant subsidiaries’ earnings, insurances, charter and charter guarantees and any requisition compensation.  Certain of the bank loans are guaranteed by Grindrod Shipping Pte. Ltd. and/or Grindrod Shipping Holdings Ltd.

The bank loans are arranged at LIBOR plus the respective margins. These bear a weighted average effective interest rate of 5.09% (2018: 5.30%) per annum.

At 31 December 2019, the Group had no available undrawn committed borrowing facilities (2018: $0) which are subjected to the Group meeting all conditions precedent to drawdown.

These bank loan facilities contain financial covenants where the most stringent of which require the Group to maintain the following:

•	book value net worth of the lower of (a) the aggregate of $240 million plus 25% of the amount of positive retained earnings plus 50% of each capital raise and (b) $275 million (2018: $250 million);
•	cash and cash equivalent (including restricted cash held in the debt service reserve account) of not less than $30 million (2018: $30 million);
•	a ratio of debt to market adjusted tangible fixed assets of not more than 75% (2018: 75%) and
•	positive working capital, such that consolidated current assets must exceed the consolidated current liabilities.

The Group was in compliance with its financial covenants as of 31 December 2019 and 31 December 2018. Subsequent to year end, there were amendments made to certain financial covenants. Please see Note 45 (c) for details.

Other borrowings

Other borrowings relate to $35,750,000 in financing arrangements entered into with third parties with respect to three of the vessels in the Group we regard as owned. The arrangements commenced on 26 June 2019,
20
September 2019 and 20 November 2019, respectively, are payable monthly in advance and bear interest at 3 month LIBOR plus 1.7% per annum. The loans mature on
26 May
2030,
20 August 2031 and 20
October 2031. As at 31 December 2019, the outstanding balances in relation to these borrowings is $34,013,000. The carrying value of the ships under security charge as at 31 December 2019 is $37,980,000.